Note 3 - Inventories	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2025 and 2024 consist of the following:

	October 31,
	2025	2024
Finished goods	$5,542,575	$5,098,148
Work in process	5,047,737	3,724,999
Raw materials	8,890,488	9,562,563
Production supplies	320,954	339,607
Total	$19,801,754	$18,725,317